College and University
                                            Facility Loan Trust Two




================================================================================



                                       Compiled Financial Statements
                                       Six Months Ended May 31, 1998

Accountants' Compilation Report



To the Owner Trustee of
College and University Facility
Loan Trust Two:


We have compiled the accompanying balance sheet of College and University Facility Loan Trust Two (the Trust), including the schedule of investments, as of May 31, 1998, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with standards established by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 1997, 1996, 1995, 1994 and 1993, presented herein for comparative purposes, was audited by other auditors whose report thereon dated January 13, 1998 expressed an unqualified opinion.

A compilation is limited to presenting in the form of financial statements information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to College and University Facility Loan Trust Two.






                                                           BDO Seidman, LLP



July 27, 1998

                                              College and University
                                             Facility Loan Trust Two

                                                       Balance Sheet


============================================================================================

May 31,                                                                                 1998
============================================================================================

Assets
Investments, at amortized cost, net of allowance for possible loan
 losses of $1,132,376  (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)     $181,255,577
Cash                                                                                  81,668
Prepaid expenses                                                                      13,750
Interest receivable                                                                1,713,057
Deferred bond issuance costs (Note 2)                                                765,162
--------------------------------------------------------------------------------------------

   Total assets                                                                  183,829,214
============================================================================================

Liabilities

Bonds payable, net of unamortized discount (Notes 3 and 8)                       158,091,969
Interest payable (Note 3)                                                          4,120,895
Dividends payable (Note 5)                                                           324,830
Payable for redemption of Class A Preferred Certificates (Note 5)                  1,510,499
Accrued expenses and other liabilities                                               421,079
--------------------------------------------------------------------------------------------

   Total liabilities                                                             164,469,272
--------------------------------------------------------------------------------------------

Net Assets

Class A Preferred  Certificates,  par value $1 - authorized  and  outstanding -
 3,911,618 certificates (preference as to annual dividends of 13.65%,
 mandatory redemption and liquidation at par value) (Note 5)                       3,911,618
--------------------------------------------------------------------------------------------

Class B Certificates, par value $1 - authorized, issued
 and outstanding - 1,763,800 certificates (Note 5)                                 1,763,800
Accumulated deficit (Note 2)                                                      (1,394,282)
Paid-in capital (Note 2)                                                          15,078,806
--------------------------------------------------------------------------------------------

   Total net assets applicable to Class B certificateholders                      15,448,324
--------------------------------------------------------------------------------------------

      Total net assets                                                          $ 19,359,942
============================================================================================

   Net asset value per Class B certificate
    (based on 1,763,800 certificates outstanding)                               $       8.76
============================================================================================

                        See accompanying accountants' compilation report and notes to financial statements.

                                                                                           3

                                              College and University
                                             Facility Loan Trust Two

                                             Statement of Operations



================================================================================

Six months ended May 31,                                                    1998
================================================================================

Investment income:
   Interest income (Note 2)                                          $9,519,260
--------------------------------------------------------------------------------
Expenses:
   Interest expense (Note 3)                                          7,776,260
   Servicer fees (Note 4)                                               114,052
   Trustee fees (Note 4)                                                 29,646
   Other trust and bond administration expenses                         127,763
--------------------------------------------------------------------------------
      Total expenses                                                  8,047,721
--------------------------------------------------------------------------------

      Net investment income                                           1,471,539

Provision for possible loan losses (Notes 2 and 6)                     (100,000)
--------------------------------------------------------------------------------


      Net increase in net assets resulting from operations            1,371,539

Dividends to Class A Preferred Certificateholders                      (324,830)
--------------------------------------------------------------------------------

      Net increase in net assets applicable to Class B
       certificateholders resulting from operations                  $1,046,709
================================================================================

                                       See accompanying accountants' compilation report and notes to financial statements.

                                              College and University
                                             Facility Loan Trust Two

                                             Statement of Cash Flows


================================================================================

Six months ended May 31,                                                    1998
================================================================================

Cash flows from operating activities:
   Interest received                                               $  4,534,866
   Interest paid                                                     (4,397,040)
   Operating expenses paid                                             (184,303)
--------------------------------------------------------------------------------

      Net cash used for operating activities                            (46,477)
--------------------------------------------------------------------------------

Cash flows from investing activities:
   Net decrease in funds held under investment agreements             2,676,835
   Principal payments on Loans                                       12,788,073
--------------------------------------------------------------------------------
      Net cash provided by investing activities                      15,464,908
--------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                    (13,807,259)
   Dividends on Class A Preferred certificates                         (523,357)
   Redemptions of Class A Preferred certificates                     (1,408,615)
--------------------------------------------------------------------------------

      Net cash used for financing activities                        (15,739,231)
--------------------------------------------------------------------------------

Net decrease in cash                                                   (320,800)

Cash, beginning of period                                               402,468
--------------------------------------------------------------------------------

Cash, end of period                                                $     81,668
================================================================================

Reconciliation of net increase in net assets resulting from
operations to net cash used for operating activities:
   Net increase in net assets resulting from operations            $  1,371,539
   Provision for possible loan losses                                   100,000
   Decrease in interest receivable                                      255,504
   Increase in prepaid expenses                                         (13,750)
   Increase in accrued expenses and other liabilities                   100,908
   Decrease in Bond interest payable                                   (276,145)
   Amortization of original issue discount on Bonds                   3,586,749
   Amortization of purchase discount on Loans                        (5,239,898)
   Amortization of deferred Bond issuance costs                          68,616
--------------------------------------------------------------------------------
      Net cash used for operating activities                       $    (46,477)
================================================================================

                                       See accompanying accountants' compilation report and notes to financial statements.

                                              College and University
                                             Facility Loan Trust Two

                                  Statement of Changes in Net Assets
                                                        (Note 2 (f))

==========================================================================================

                                                                Six Months
                                                                  Ended        Year Ended
                                                                  May 31,      November 30,
                                                                   1998           1997
==========================================================================================

From operations:
    Net investment income                                    $  1,471,539    $  2,897,815
    Provision for possible loan losses                           (100,000)       (200,000)

Dividends to certificateholders (Notes 2 and 5):
    Class A Preferred certificateholders
    ($.1365 per certificate annually):
       From net investment income                                (324,830)             --
       As tax return of capital                                        --      (1,112,346)
------------------------------------------------------------------------------------------

          Net increase in net assets applicable to Class B
           certificateholders resulting from operations         1,046,709       1,585,469
------------------------------------------------------------------------------------------

Capital certificate transactions (Note 5):
    Redemptions of Class A Preferred certificates,
     (1,510,499 and 3,229,372 certificates in 1998
     and 1997, respectively)                                   (1,510,499)     (3,229,372)
    Issuance of Class A Preferred certificates as
     Payment-in-kind dividend (21,609 certificates in 1997)            --          21,609
------------------------------------------------------------------------------------------
          Net decrease in net assets resulting from
           capital certificate transactions                    (1,510,499)     (3,207,763)
------------------------------------------------------------------------------------------

Net decrease in net assets                                       (463,790)     (1,622,294)

Net assets:
    Beginning of period                                        19,823,732      21,446,026
------------------------------------------------------------------------------------------

    End of period                                            $ 19,359,942    $ 19,823,732
==========================================================================================

                                       See accompanying accountants' compilation report and notes to financial statements.

                                                                                           6

                                              College and University
                                             Facility Loan Trust Two

                              Selected Financial Highlights for Each
                                     Class B Certificate Outstanding
                                    Throughout the Periods Indicated
                                                     (Notes 1 and 5)

=================================================================================================================================
                                        For the Six
                                       Months Ended                                Years Ended November 30,
                                          May 31,           ---------------------------------------------------------------------
                                           1998             1997            1996            1995             1994          1993
=================================================================================================================================
Net asset value, beginning of period      $8.17            $7.27           $6.42            $5.69           $4.77          $3.79
---------------------------------------------------------------------------------------------------------------------------------

Net investment income                       .83             1.64            1.75             1.86            2.09           2.15

Provision for possible loan losses         (.06)            (.11)           (.11)            (.24)           (.11)            --

Dividends to Class A Preferred
 Certificateholders:
   From net investment income              (.18)              --              --             (.43)           (.26)         (1.17)
   As tax return of capital                  --             (.63)           (.79)            (.46)           (.80)            --
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period            $8.76            $8.17           $7.27            $6.42           $5.69          $4.77
=================================================================================================================================

Total investment return (a)                 N/A              N/A             N/A              N/A             N/A            N/A

Net assets applicable to
 Class A Preferred
 Certificates, end of period         $3,911,618       $5,422,117      $8,629,880      $10,534,185     $11,857,751    $13,941,968
---------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to Class
 B Certificates, end of period      $15,448,324      $14,401,615     $12,816,146      $11,324,698     $10,039,426     $8,406,774
=================================================================================================================================
Ratios and Supplemental Data:

Ratio of operating expenses to average
 net assets applicable to
 Class B Certificates                    107.84%(b)(c)    123.64%(b)      150.97%(b)       186.94%(b)      237.22%(b)     311.15%(b)

Ratio of net investment income
 to average net assets applicable
 to Class B Certificates                  19.72%(c)        21.29%          25.54%           30.76%          40.16%         50.29%

Number of Class B Certificates
 outstanding, end of period          $1,763,800       $1,763,800      $1,763,800       $1,763,800      $1,763,800     $1,763,800

(a)  The Trust's investments are recorded at amortized cost as discussed in Note
     2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B Certificates was 4.92%(c), 4.68%, 5.43%,
     6.54%, 7.28%, and 11.11% in 1998, 1997, 1996, 1995, 1994, and 1993,
     respectively.

(c)  Annualized.

                                       See accompanying accountants' compilation report and notes to financial statements.

                                                                                                                                7

                                              College and University
                                             Facility Loan Trust Two

                                       Notes to Financial Statements

================================================================================

1.   Organization and Business

College and University Facility Loan Trust Two (the Trust) was formed on March 11, 1988 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by State Street Bank and Trust Company, formerly the Bank of Boston, (the Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The First National Bank of Chicago (The Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.


                               See accompanying accountants' compilation report.

                                              College and University
                                             Facility Loan Trust Two

                                       Notes to Financial Statements

================================================================================

1.   Organization and Business (Continued)

All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee as defined within, and in accordance with, the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders in the order of priority discussed in Note 5.

On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.   Summary of Significant Accounting Policies

     (a)  College and University Facility Loans

     The Loans were purchased and recorded at a discount below par. Pursuant to a "no-action letter" that the Trust received from the Securities and Exchange Commission, the Loans, included in Investments in the accompanying balance sheet, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. The remaining balance of the purchase discount on the Loans as of May 31, 1998 was approximately $74,892,000. As a result of prepayments of Loans in the six months ended May 31, 1998, additional interest income of approximately $496,000 was recognized.

                               See accompanying accountants' compilation report.

                                              College and University
                                             Facility Loan Trust Two

                                       Notes to Financial Statements

================================================================================

2.   Summary of Significant Accounting Policies (Continued)

     (a)  College and University Facility Loans (Continued)

     The Trust's policy is to discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans that management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is recorded when received. Payments are applied to interest first, with the balance, if any, applied to principal. At May 31, 1998, one loan has been placed on nonaccrual status, as discussed in Note 6.

     (b)  Other Investments

     Other investments, which are included in Investments in the accompanying balance sheet, consist of two investment agreements issued by Morgan Guaranty Trust Company, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at the bank's option. These investments are carried at cost.

     (c)  Federal Income Taxes

     It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

     For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                               See accompanying accountants' compilation report.

                                              College and University
                                             Facility Loan Trust Two

                                       Notes to Financial Statements

================================================================================

2.   Summary of Significant Accounting Policies (Continued)

     (d)  Deferred Bond Issuance Costs

     Deferred Bond issuance costs are being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

     (e) Accounting for Impairment of a Loan and Allowance for Possible Loan Losses

     The Trust accounts for credit losses in accordance with Statement of Financial Accounting Standards (SFAS) No. 114, "Accounting by Creditors for Impairment of a Loan," as amended by SFAS No. 118 (hereafter collectively referred to as SFAS 114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

     Management is responsible for establishing an allowance for possible loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for possible loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

     The allowance for possible loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay and the estimated fair values of collateral.

                               See accompanying accountants' compilation report.

                                              College and University
                                             Facility Loan Trust Two

                                       Notes to Financial Statements

================================================================================

2.   Summary of Significant  Accounting Policies  (Continued)

     (e) Accounting for Impairment of a Loan and Allowance for Possible Loan Losses (Continued)

     The  factors   discussed   above  are  inherently   difficult  to  predict.
     Accordingly, the final outcome of these estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

     (f)  Presentation of Capital Distributions

     Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" (SOP 93-2). SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

     As all tax earnings and profits have been distributed, accumulated undistributed net investment income of $2,360,468 has been reclassified as paid-in capital as of November 30, 1997. This reclassification results from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve and dividends payable are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

     The Trust expects to have a tax return of capital for the fiscal year ending November 30, 1998; however, the amount cannot be reasonably estimated at May 31, 1998. Therefore, the current period net increase in net assets of $1,371,539 has been included in the accumulated deficit.

                               See accompanying accountants' compilation report.

                                              College and University
                                             Facility Loan Trust Two

                                       Notes to Financial Statements

================================================================================

2.   Summary of Significant Accounting Policies (Continued)


     (g)  Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3.   Bonds

The Bonds outstanding at May 31, 1998 consist of the following:

                                                          Outstanding         Unamortized
                    Interest            Stated             Principal           Discount         Carrying Value
  Type                Rate             Maturity             (000s)              (000s)              (000s)
===============================================================================================================
Sequential           4.00%           June 1, 2002            $56,675             $3,008            $53,667
Sequential           4.00            June 1, 2018            149,370             44,945            104,425
---------------------------------------------------------------------------------------------------------------

                                                            $206,045            $47,953           $158,092
===============================================================================================================

Interest on the Bonds is payable semiannually. On June 1, 1998, the Trust made a principal payment of $9,411,028 on the 4%, June 1, 2002 bonds.

Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either
(1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and, administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

                               See accompanying accountants' compilation report.

                                              College and University
                                             Facility Loan Trust Two

                                       Notes to Financial Statements

================================================================================

3.   Bonds (Continued)

The estimated aggregate principal payments on the Bonds at May 31, 1998 after taking into consideration actual Loan prepayments, Defaulted Loans and the Maximum Principal Distribution Amount, as defined in the Indenture, are as follows:

                                                                          Amount
Fiscal Year                                                               (000s)
================================================================================

1998                                                                     $10,689
1999                                                                      21,055
2000                                                                      19,838
2001                                                                      18,618
2002                                                                      18,641
Thereafter                                                               117,204
--------------------------------------------------------------------------------

Total                                                                   $206,045
================================================================================

Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate remains unchanged.

                               See accompanying accountants' compilation report.

                                              College and University
                                             Facility Loan Trust Two

                                       Notes to Financial Statements

================================================================================

4.   Administrative Agreements

     (a)  Servicer

     As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage Corporation (GMAC) receives a collection fee. The fee is paid each date payments are received on each Loan and is equal to .075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year. For the period ended May 31, 1998, GMAC's fees totaled $106,817. GMAC was also reimbursed for related expenses of $7,235.

     (b)  Trustees

     As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

     o The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, received fees of $7,500 and $6,250, respectively, for the six months ended May 31, 1998. In addition, the Owner Trustee, in its capacity as manager, was reimbursed $125 for out-of-pocket expenses.

     o The Bond Trustee is entitled to an annual fee equal to .015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. For the six months ended May 31, 1998, Bond Trustee fees were $15,153. In addition, the Bond Trustee was reimbursed $618 for out-of-pocket expenses.

                               See accompanying accountants' compilation report.

                                              College and University
                                             Facility Loan Trust Two

                                       Notes to Financial Statements

================================================================================

5.   Certificates

The certificates comprise two classes, namely 13.65% Class A Preferred and Class
B. The Class A Preferred certificates have preference over the Class B certificates with respect to the payment of dividends, rights of redemption and liquidation payments. Dividends on the Class A Preferred certificates are payable in cash on each Distribution Date (defined below) at the rate of 13.65% per annum from amounts received by the Owner Trustee pursuant to the Declaration of Trust. To the extent that such amounts are not sufficient to pay accrued dividends on any Class A Preferred certificates on any Distribution Date, such dividends will be paid in additional certificates of the Class A Preferred certificates. The Class A Preferred certificates are required to be redeemed by the Trust, in whole or in part, on any Distribution Date to the extent of the amount on deposit to the credit of the Revenue Fund, as discussed in Note 1, and after all accrued but unpaid dividends thereon have been paid in full. No distributions on the Class B certificates may be made until all Class A Preferred certificates have been redeemed. Following the redemption in full of the Class A Preferred certificates, on each Distribution Date, the holders of the Class B certificates will receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust, pro-rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates.

Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each calendar month.

                               See accompanying accountants' compilation report.

                                              College and University
                                             Facility Loan Trust Two

                                       Notes to Financial Statements

================================================================================

5.   Certificates (Continued)

On June 2, 1998, the Trust paid $1,835,329 to the holders of Class A Preferred certificates, of which $324,830 was for payment of dividends and $1,510,499 was a redemption of Class A Preferred certificates. These payments are reflected as liabilities in the accompanying balance sheet.

The certificateholders shall each be entitled to one vote per certificate.

6.   Allowance For Possible Loan Losses

An analysis of the allowance for possible loan losses for the six months ended May 31, 1998 is summarized as follows:

Balance, beginning of period                                         $1,032,376
Provision                                                               100,000
Charge-off                                                                   --
--------------------------------------------------------------------------------

Balance, end of period                                               $1,132,376
================================================================================

At May 31, 1998, the recorded investment in loans that are considered to be impaired under SFAS 114 was approximately $1,000 with a related allowance for possible loan losses of $200.

The average recorded investment in impaired loans during the six months ended May 31, 1998 was approximately $2,000. For the six months ended May 31, 1998, approximately $13,000 of interest income was recognized on impaired loans.

The amortized cost of the Loan placed on nonaccrual status is approximately $1,000 at May 31, 1998. See "Accounting for Impairment of a Loan and Allowance for Possible Loan Losses" for a discussion of the Trust's impaired loan accounting policy.

                               See accompanying accountants' compilation report.

                                              College and University
                                             Facility Loan Trust Two

                                       Notes to Financial Statements

================================================================================

7.   Loans

Scheduled principal and interest payments on the Loans as of May 31, 1998, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                      Principal         Interest
                                      Payments          Payments         Total
Fiscal year                            (000s)            (000s)          (000s)
================================================================================

1998                                  $ 13,954          $ 3,754         $ 17,708
1999                                    23,305            6,898           30,203
2000                                    21,821            6,152           27,973
2001                                    20,398            5,447           25,845
2002                                    19,810            4,763           24,573
Thereafter                             136,334           28,466          164,800
--------------------------------------------------------------------------------

Total                                 $235,622          $55,480         $291,102
================================================================================

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the loans may vary significantly from the scheduled payments.

The following analyses summarize the stratification of the loan portfolio by type of collateral and institution as of May 31, 1998:

                                                       Amortized
                                          Number         Cost
Type of Collateral                      of Loans        (000s)              %
================================================================================

Loans secured by a
 first mortgage                             296        $ 86,062           53.5%

Loans not secured by
 a first mortgage                           185          74,682           46.5
--------------------------------------------------------------------------------

Total Loans                                 481        $160,744          100.0%
================================================================================

                               See accompanying accountants' compilation report.

                                              College and University
                                             Facility Loan Trust Two

                                       Notes to Financial Statements

================================================================================

7.   Loans (Continued)

                                                      Amortized
                                        Number          Cost
Type of Institution                    of Loans        (000s)               %
================================================================================

Private                                   304         $ 86,456            53.8%

Public                                    177           74,288            46.2
--------------------------------------------------------------------------------

Total Loans                               481         $160,744           100.0%
================================================================================

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities; and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

A number of borrowers are currently experiencing financial difficulties due to declining enrollment, increasing costs and a decline in endowments, grants, private gifts, and State and Federal funding. Many

                               See accompanying accountants' compilation report.

                                              College and University
                                             Facility Loan Trust Two

                                       Notes to Financial Statements

================================================================================

7.   Loans (Continued)

of these troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

Due to the special purpose nature of the borrowers' properties, the ability of troubled borrowers to repay their loans may ultimately be dependent upon the future success of the institutions' programs.

8.   Fair Value of Financial Instruments

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust's fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying "market" value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

Current  market  prices  are not  available  for most of the  Trust's  financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the loans because the prepayment rate on these loans is not subject to estimate.

                               See accompanying accountants' compilation report.

                                              College and University
                                             Facility Loan Trust Two

                                       Notes to Financial Statements

================================================================================

8.   Fair Value of Financial Instruments (Continued)

The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying balance sheet as of May 31, 1998 is as follows:

                                                  Book Value        Fair Value
                                                     (000s)             (000s)
================================================================================

Loans                                               $159,612  *       $ 194,474

Investment Agreements:
  Revenue Fund                                        17,102             18,278
  Liquidity Fund                                       4,542              5,339
--------------------------------------------------------------------------------
                                                    $181,256          $ 218,091
================================================================================

Bonds                                               $158,092          $ 185,667
================================================================================

*    Net of Allowance for Possible Loan Losses of $1,132,000.


                               See accompanying accountants' compilation report.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

Outstanding                                                               Stated                           Internal      Amortized
 Principal                                                               Interest        Maturity          Rate of      Cost (Notes
  Balance                    Description                                  Rate %           Date            Return %       1 and 2)
------------ ----------------------------------------------------       ----------     ------------        --------     ------------
            COLLEGE AND UNIVERSITY LOANS (88.1%)
            ------------------------------------
            -------------- A --------------
     $555   Alabama Agricultural and Mechanical University              3.000-3.750     07/01/2005           10.25            $427
    1,950   Alabama Agricultural and Mechanical University                 3.000        05/01/2018           10.27           1,094
      160   Albion College                                                 3.000        10/01/2009           10.56             108
      573   Albright College                                               3.000        11/01/2015           10.23             346
       30   Alcorn State University                                        2.875        11/01/1999           10.11              28
       36   Alcorn State University                                        3.500        11/01/2002           10.15              31
       50   Allegheny College                                              3.000        07/01/2015           10.38              21
       10   Allentown College of St. Francis De Sales                      3.000        11/01/1998           10.98               9
      260   Alma College                                                   3.750        04/01/2002           11.52             219
       82   American International College                                 3.375        10/01/2002           10.84              70
      114   Anderson University                                            3.500        03/01/2003           11.42              91
      260   Anderson University                                            3.000        03/01/2006           11.19             187
       67   Appalachian State University                                   3.500        07/01/2001           10.28              58
      420   Arizona State University                                       3.125        09/01/2001           10.17             366
      310   Arizona State University                                       3.375        10/01/2002           10.16             264
    1,230   Arizona State University                                       3.000        04/01/2006           10.60             908
      156   Arkansas State University                                      3.500        04/01/2001           10.97             137
      148   Arkansas State University                                      3.375        10/01/2000           10.25             137
      673   Arkansas State University                                      3.750        04/01/2005           10.75             524
       26   Arkansas Technical University                                  2.875        10/01/1999           10.21              24
    2,255   Auburn University                                              3.000        12/01/2018            9.16           1,321
      220   Azusa Pacific University                                       3.750        04/01/2015           10.88             133
            -------------- B --------------
      225   Ball State University                                          3.000        07/01/1999            9.98             208
    1,105   Baptist College at Charleston                                  3.000        03/01/2019           10.73             580
      717   Baptist College at Charleston                                  3.000        03/01/2011           10.98             452
       10   Bard College                                                   2.750        10/01/1998           11.40              10
      217   Becker Junior College                                          3.000        04/01/2005           11.21             162
      113   Bellarmine College                                             3.625        05/01/2004           11.34              90
       16   Belmont Abbey College                                          3.000        11/01/1998           10.96              15
        9   Benedict College                                               2.875        02/01/1999           11.83               8
      145   Benedict College                                               3.750        11/01/2004           10.75             116
      995   Benedict College                                               3.000        11/01/2006           10.61             742
    1,913   Benedict College                                               3.000        11/01/2020           10.36           1,019
    1,905   Bentley College                                                3.000        11/01/2007           10.57           1,368
      331   Bethany College                                                3.375        11/01/2012           10.54             217
      295   Bethany College                                                3.000        11/01/2017           10.40             165
      565   Bethany College                                                3.000        11/01/2012           10.40             357
       20   Bethune-Cookman College                                        3.000        11/01/2002           10.74              17
      207   Boston Architectural Center                                    3.750        11/01/2004           10.77             168

    See accompanying accountants' compilation report and notes to financial statements.

                                                                                                                                22

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                               Stated                           Internal      Amortized
 Principal                                                               Interest        Maturity          Rate of      Cost (Notes
  Balance                    Description                                  Rate %           Date            Return %       1 and 2)
------------ ----------------------------------------------------       ----------     ------------        --------     ------------
     $175   Bradford College                                                3.375       10/01/2001           10.85            $151
      311   Brandeis University                                             3.000       11/01/2011           10.64             199
      155   Brevard College                                                 3.000       11/01/2004           10.71             124
       79   Brevard College                                                 3.000       05/01/2006           11.12              57
      126   Bryan College                                                   3.500       04/01/2003           11.39             101
       18   Buena Vista College                                             3.500       02/01/2000           11.85              16
      122   Buena Vista College                                             3.000       02/01/2006           11.23              88
            -------------- C --------------
    1,130   California Polytechnic State University                         3.000       11/01/2006           10.05             831
      385   California State University                                     3.000       11/01/2006            8.75             305
    1,335   California State University                                     3.000       11/01/2013            8.93             900
    2,763   California State University                                     3.000       11/01/2019            8.99           1,655
      146   Calvin College                                                  3.000       11/01/2000           10.83             130
    2,445   Cameron University                                              3.000       04/01/2007           10.16           1,777
      215   Canisius College                                                3.375       05/01/2002           11.48             182
    1,670   Canisius College                                                3.000       11/01/2017           10.40             940
      116   Canisius College                                                3.000       11/01/1999           10.89             107
       30   Carnegie-Mellon University                                      3.000       05/01/1999           11.37              28
      250   Carnegie-Mellon University                                      3.500       11/01/2001           10.52             219
      290   Carnegie-Mellon University                                      3.000       05/01/2009           10.73             195
    1,060   Carnegie-Mellon University                                      3.000       11/01/2017           10.51             594
      165   Carroll College                                                 3.125       06/01/2000           10.75             146
      376   Carroll College                                                 3.750       06/01/2014           10.46             236
      175   Carroll College                                                 3.000       06/01/2018           10.15              97
      452   Carroll College                                                 3.750       03/01/2015           10.93             272
      250   Case Western Reserve University                                 3.500       04/01/2003           11.39             200
      269   Catawba College                                                 3.000       12/01/2009           10.27             174
      114   Central Missouri State University                               3.125       07/01/2000           10.24             102
      266   Central Missouri State University                               3.375       07/01/2001           10.27             233
      669   Central Missouri State University                               3.625       07/01/2004           10.29             537
    1,090   Central Missouri State University                               3.000       07/01/2007           10.18             789
       11   Central Texas College                                           3.000       11/01/1998           10.14              11
      171   Champlain College                                               3.000       12/01/2013           10.19             104
      600   Chapman College                                                 3.000       10/01/2013           10.65             362
      392   Chapman College                                                 3.000       11/01/2005           10.63             298
      257   Chapman College                                                 3.000       11/01/2007           10.57             185
    1,700   Chateau Community Housing Association                           3.000       10/01/2012           10.51           1,067
       80   Cisco Junior College                                            3.000       11/01/2005           10.04              63
      110   Cisco Junior College                                            3.000       07/01/2005           10.15              79
       27   Claflin College                                                 3.125       04/01/2001           11.59              23
      450   Clemson University                                              3.000       07/01/2005            9.51             356
      157   Coker College                                                   3.000       12/01/2009           10.04             105

    See accompanying accountants' compilation report and notes to financial statements.

                                                                                                                                23

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                               Stated                           Internal      Amortized
 Principal                                                               Interest        Maturity          Rate of      Cost (Notes
  Balance                    Description                                  Rate %           Date            Return %       1 and 2)
------------ ----------------------------------------------------       ----------     ------------        --------     ------------
     $107   College of Notre Dame of Maryland                               3.375       11/01/2002           10.48             $91
      256   College of Our Lady of the Elms                                 3.375       10/01/2001           10.86             223
      950   College of Saint Rose                                           3.000       05/01/2022           10.43             488
      596   College of Saint Thomas                                         3.000       11/01/2009           10.53             406
       67   College of Santa Fe                                             3.500       10/01/2001           10.86              58
      249   College of Santa Fe                                             3.000       10/01/2005           10.66             190
      639   College of Santa Fe                                             3.000       10/01/2018           10.43             355
       90   College of the Holy Cross                                       3.500       10/01/1999           11.03              86
    1,115   College of the Holy Cross                                       3.625       10/01/2013           10.60             721
      895   College of the Holy Cross                                       3.000       10/01/2006           10.63             660
       44   College of the Virgin Islands                                   3.000       11/01/2002           10.15              37
      102   College of the Virgin Islands                                   3.000       10/01/2003           10.16              83
      281   Columbia College                                                3.625       07/01/2004           10.90             221
       90   Columbia College                                                3.000       07/01/2006           10.80              66
      150   Concordia College                                               3.000       04/01/2009           11.05             102
      755   Concordia College                                               3.000       05/01/2019           10.65             399
      107   Connecticut College                                             3.000       11/01/1999           10.89              99
       72   Cornell College                                                 3.000       10/01/2005           10.66              55
      348   Cumberland University                                           3.000       08/01/2017           10.52             195
            -------------- D --------------
       73   Daemen College                                                  3.125       04/01/2000           11.68              65
      655   Daemen College                                                  3.000       04/01/2016           10.77             369
      201   Dakota Wesleyan University                                      3.000       10/01/2015           10.46             118
      285   Dana College                                                    3.000       04/01/2005           11.22             211
       65   Dana College                                                    3.500       04/01/2003           11.39              52
      110   Dean Academy & Jr. College                                      3.500       10/01/1999           10.97             102
      143   Dickinson College                                               3.000       05/01/2018           10.30              81
      271   Dillard University                                              3.000       04/01/2008           11.09             189
      111   Doane College                                                   3.000       11/01/2000           10.83              99
      575   Dormitory Authority State of NY (New York University)           3.000       07/01/2000            8.95             522
      667   Dowling College                                                 3.000       10/01/2010           10.75             436
       97   Drexel University                                               2.875       05/01/2001           11.57              85
    1,220   Drexel University                                               3.500       05/01/2014           10.53             739
       15   Drury College                                                   3.125       10/01/1999           11.32              14
      301   Drury College                                                   3.000       04/01/2015           10.63             178
      538   Drury College                                                   3.000       10/01/2010           10.75             352
    1,127   D'Youville College                                              3.000       04/01/2018           10.90             601
            -------------- E --------------
      126   East Texas State University                                     2.875       09/01/1999            8.94             118
    1,376   East Texas State University                                     3.500       03/01/2002            9.48           1,128
    1,679   East Texas State University                                     3.000       03/01/2002            9.60           1,338
      123   East Texas State University                                     3.000       11/01/2000            9.26             112

    See accompanying accountants' compilation report and notes to financial statements.

                                                                                                                                24

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                               Stated                           Internal      Amortized
 Principal                                                               Interest        Maturity          Rate of      Cost (Notes
  Balance                    Description                                  Rate %           Date            Return %       1 and 2)
------------ ----------------------------------------------------       ----------     ------------        --------     ------------
      $49   Eastern Oklahoma State College                                  3.125       05/15/1999            9.96             $46
      430   Elizabeth City State University                                 3.000       10/01/2017           10.02             255
      545   Embry-Riddle Aeronautical University                            3.000       09/01/2007           10.64             388
      175   Emmanuel College                                                3.000       11/01/2013           10.45             107
      169   Emory University                                                2.875       09/01/1998           11.00             161
            -------------- F --------------
       56   Fairleigh Dickinson University                                  3.125       11/01/1999           10.93              52
    1,780   Fairleigh Dickinson University                                  3.000       11/01/2017           10.39           1,006
        7   Findlay College                                                 2.750       07/01/1998           11.04               7
      245   Florida Agricultural and Mechanical University                  3.625       07/01/2004           10.29             196
      258   Florida Atlantic University                                     3.500       07/01/2004           10.27             220
      395   Florida Atlantic University                                     3.000       07/01/2006           10.18             282
      212   Florida Institute of Technology                                 3.000       11/01/2009           10.53             147
       63   Florida Southern College                                        3.000       11/01/1999           10.89              58
       54   Florida State University                                        3.000       01/01/1999            9.20              50
      246   Florida State University                                        3.500       06/01/2001            8.44             221
      775   Florida State University                                        3.000       01/01/2009            9.40             559
       58   Fort Hays State University                                      3.500       10/01/2001           10.19              52
      133   Fort Hays State University                                      3.625       10/01/2002           10.18             114
      185   Fort Hays State University                                      3.000       10/01/2007           10.08             135
      640   Fort Lewis College                                              3.000       10/01/2006           10.09             481
            -------------- G --------------
      790   Gannon University                                               3.000       11/01/2011           10.49             511
      213   Gannon University                                               3.000       12/01/2022           10.13             109
       87   Gavilan College                                                 3.000       04/01/2006           10.59              64
       75   George Fox College                                              3.500       04/01/2001           11.25              65
      824   George Fox College                                              3.000       07/01/2018           10.64             448
      126   George Washington University                                    3.500       05/01/2000           11.30             113
      928   George Washington University                                    3.500       11/01/2002           10.50             800
       38   George Washington University                                    3.000       11/01/1998           10.58              37
       55   Georgetown College                                              3.000       12/01/1999           10.02              49
      546   Georgetown College                                              3.000       12/01/2008           10.04             376
      955   Georgetown College                                              3.000       12/01/2009           10.05             639
    2,996   Georgetown University                                           3.000       11/01/2020           10.36           1,595
    7,595   Georgetown University                                           4.000       11/01/2020           10.52           4,415
    1,342   Georgetown University                                           3.000       05/01/2005           10.86           1,028
      697   Georgia Education Authority Board of Regents
              of the University System of Georgia                           3.375       01/01/2003           10.60             570
       13   Grambling State University                                      3.000       11/01/1999           10.12              12
      126   Grambling State University                                      3.000       11/01/2000           10.11             114

    See accompanying accountants' compilation report and notes to financial statements.

                                                                                                                                25

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                               Stated                           Internal      Amortized
 Principal                                                               Interest        Maturity          Rate of      Cost (Notes
  Balance                    Description                                  Rate %           Date            Return %      1 and 2)
------------ ----------------------------------------------------       ----------     ------------        --------     ------------
            -------------- H --------------
     $417   Hampshire College                                               3.000       07/01/2013           10.75            $250
    1,493   Hampshire College                                               3.000       02/01/2014           10.70             889
      240   Harcum Junior College                                           3.375       11/01/2002           10.77             202
      755   Harper Grace Hospital                                           3.625       04/01/2005           11.26             573
       49   Henderson State University                                      3.125       04/01/1999           11.06              45
      165   Hesston College                                                 3.000       04/01/2006           11.14             119
      354   High Point College                                              3.000       12/01/2010           10.26             223
    2,079   Hinds Junior College                                            3.000       04/01/2013           10.42           1,302
      106   Hiwassee College                                                3.375       01/01/2003           11.58              86
      210   Hiwassee College                                                3.000       09/15/2018           10.58             114
    2,170   Hofstra University                                              3.000       11/01/2012           10.61           1,356
      314   Hood College                                                    3.625       11/01/2014           10.54             199
      425   Houston Tillotson College                                       3.500       04/01/2014           10.90             261
       60   Huntingdon College                                              3.500       03/01/2002           11.54              50
      295   Huntingdon College                                              3.000       10/01/2008           10.60             206
            -------------- I --------------
       34   Illinois Benedictine College                                    3.000       10/01/1998           10.98              33
      218   Illinois Institute of Technology                                3.000       03/01/2003           11.10             177
       42   Indiana University                                              2.875       04/01/1999           10.08              39
      402   Indiana University                                              3.375       04/01/2001           10.06             354
      880   Indiana University                                              3.500       04/01/2001           10.06             774
    1,468   Indiana University                                              3.750       12/01/2003            8.84           1,244
      380   Indiana University                                              3.000       07/01/1999            9.31             353
      139   Inter American University of Puerto Rico                        3.000       09/01/2007           10.66             101
    2,621   Inter American University of Puerto Rico                        3.000       01/01/2017           10.94           1,447
            -------------- J --------------
    1,915   James Madison University                                        3.000       06/01/2009           10.49           1,292
       29   John Brown University                                           2.875       04/01/2000           11.64              26
      422   Johnson & Wales College                                         3.000       11/01/2013           10.59             258
      235   Johnson C. Smith University                                     3.000       05/01/2005           11.18             175
       35   Judson College                                                  3.750       07/01/2004           10.92              28
            -------------- K --------------
      241   Kansas State University                                         3.375       10/01/2002            9.12             211
      775   Kansas State University                                         3.625       04/01/2004            9.77             617
      114   Kendall College                                                 3.375       10/01/2002           10.82              96
      266   Kendall College                                                 3.000       10/01/2008           10.59             185
      426   Kent State University                                           3.500       12/01/2000            8.90             380
      370   Knox College                                                    3.000       04/01/2006           11.15             267
            -------------- L --------------
      335   LaGrange College                                                3.000       03/01/2009           11.06             221
      235   Lamar University                                                3.500       04/01/2003           10.76             192

    See accompanying accountants' compilation report and notes to financial statements.

                                                                                                                                26

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                               Stated                           Internal      Amortized
 Principal                                                               Interest        Maturity          Rate of      Cost (Notes
  Balance                    Description                                  Rate %           Date            Return %      1 and 2)
------------ ----------------------------------------------------       ----------     ------------        --------     ------------
     $379   Langston University                                             3.375       10/01/2003           10.15            $314
    1,105   Langston University                                             3.000       04/01/2007           10.56             790
      484   Lassen Junior College District                                  3.000       04/01/2020           10.27             259
    1,415   Leland Stanford Junior College                                  3.375       05/01/2003           11.33           1,136
      204   Lenoir Rhyne College                                            3.000       12/01/2006           10.04             148
       88   Linfield College                                                3.000       10/01/2017           10.44              49
       86   Long Island University                                          3.000       10/01/1998           11.00              82
      802   Long Island University                                          3.750       05/01/2005           11.22             614
      235   Long Island University                                          3.000       11/01/2009           10.69             159
      823   Long Island University                                          3.000       11/01/2009           10.69             555
      419   Long Island University                                          3.750       04/01/2003           11.41             339
      595   Long Island University                                          3.625       06/01/2014           10.49             370
      130   Long Island University                                          3.750       10/01/2004           10.79             104
      423   Louisiana State University                                      3.500       07/01/2001            8.65             382
    1,116   Louisiana State University                                      3.625       07/01/2004            9.04             928
      448   Louisiana State University                                      3.000       07/01/2005            8.84             363
      395   Louisiana State University                                      3.000       07/01/2006            8.87             314
       57   Louisiana State University                                      3.000       05/01/1999            9.17              54
      336   Louisiana State University                                      3.000       07/01/2001            8.62             299
       42   Loyola University                                               3.000       11/01/1998           10.96              40
      172   Lycoming College                                                3.500       05/01/2001           11.22             150
      254   Lycoming College                                                3.625       05/01/2014           10.64             158
      340   Lycoming College                                                3.750       05/01/2015           10.62             209
      528   Lynchburg College                                               3.750       05/01/2015           10.64             329
      675   Lynchburg College                                               3.000       05/01/2018           10.68             367
            -------------- M --------------
      500   MacAlester College                                              3.375       05/01/2002           11.41             414
      468   MacAlester College                                              3.000       05/01/2020           10.46             251
       20   Madison General Hospital                                        3.000       12/01/1999            9.67              18
      585   Marian College                                                  3.000       10/01/2016           10.45             337
       38   Marian College                                                  3.000       11/01/1999           10.89              35
       33   Marist College                                                  3.500       04/01/2000           11.73              30
       97   Marquette University                                            3.000       07/31/2024           10.59              47
       23   Mary Baldwin College                                            2.875       11/01/1999           10.94              22
      443   Mary Baldwin College                                            3.375       05/01/2012           10.68             285
      660   Marymount University                                            3.000       05/01/2016           10.52             378
      870   McLennan Community College                                      3.000       04/01/2006           10.49             645
       88   McNeese State University                                        3.500       10/01/2001           10.18              77
    1,074   Memorial Hospital for Cancer and Allied Diseases                3.375       04/01/2012           10.68             691
       86   Menlo College                                                   3.125       04/01/2001           11.53              73
      513   Mercer University                                               3.000       05/01/2014           10.58             309
    1,590   Mercy College of Detroit                                        3.625       10/01/2013           10.59           1,012

    See accompanying accountants' compilation report and notes to financial statements.

                                                                                                                                27

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                               Stated                           Internal      Amortized
 Principal                                                               Interest        Maturity          Rate of      Cost (Notes
  Balance                    Description                                  Rate %           Date            Return %      1 and 2)
------------ ----------------------------------------------------       ----------     ------------        --------     ------------
      $14   Mercy Hospital (A)                                              3.000       10/01/1998           10.98              $1
       43   Merrimack College                                               3.000       04/15/2019           10.53              30
      127   Merrimack College                                               3.000       04/15/2008           10.79              69
       86   Middlebury College                                              3.375       10/01/2002           11.12              72
      105   Midland Lutheran College                                        3.000       04/01/2005           11.20              78
       20   Midland Lutheran College                                        3.000       10/01/1998           10.98              19
      612   Millsaps College                                                3.000       11/01/2021           10.34             320
       56   Mississippi State University                                    2.875       01/01/2000           10.99              49
    1,630   Mississippi State University                                    3.000       12/01/2020            9.64             894
      105   Mississippi Valley State University                             3.500       07/01/2001           10.28              91
      117   Molloy College                                                  3.375       10/01/2002           10.81              98
        8   Montreat-Anderson College                                       3.000       11/01/1998           10.96               8
      246   Moravian College                                                3.375       11/01/2012           10.52             159
      775   Morehouse College                                               3.000       07/01/2010           10.50             466
    2,400   Morgan State University                                         3.000       11/01/2014           10.56           1,432
      216   Morris Brown College                                            3.750       05/01/2007           11.12             156
    1,998   Morris Brown College                                        2.750-3.750     05/01/2018           10.89           1,195
      677   Morris College                                                  3.000       11/01/2009           10.53             461
       99   Muhlenberg College                                              3.000       11/01/2000           10.50              89
            -------------- N --------------
      164   New England College                                             3.000       04/01/2016           10.77              92
      695   Newark Beth Israel Hospital                                     3.625       01/01/2014           11.06             420
       74   NIACC Dormitories, Inc.                                         3.000       10/01/2012           10.27              47
       72   Nicholls State University                                       3.000       09/01/1999            8.88              68
    2,968   Norfolk State University                                        3.000       12/01/2021            9.77           1,589
      667   North Carolina Agricultural and
              Technical State University                                    3.000       05/01/2014           10.34             403
      660   North Carolina State University                                 3.625       09/01/2004            7.97             570
      295   North Carolina State University                                 3.125       09/01/2001            7.58             270
      350   North Carolina State University                                 3.500       09/01/2001            7.63             321
      171   North Greenville College                                        3.000       11/01/2003           10.72             141
      196   Northeast Louisiana University                                  3.500       04/01/2001           10.28             173
      388   Northeast Missouri State University                         3.375-3.500     05/01/2002           10.75             328
       73   Northeastern Oklahoma State University                          3.000       06/01/1998            9.73              70
    3,207   Northeastern University                                         3.000       05/01/2018           10.53           1,771
      145   Northeastern University                                         3.000       05/01/2004           10.97             115
       75   Northwestern State University                                   3.125       10/01/2000           10.15              68
      425   Nova University                                                 3.000       12/01/2007           10.04             301
            -------------- O -------------
      294   Occidental College                                              3.000       10/01/2019           10.41             159
      245   Olympic Community College                                       3.000       10/01/2008           10.07             174

    See accompanying accountants' compilation report and notes to financial statements.

                                                                                                                                28

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                               Stated                           Internal      Amortized
 Principal                                                               Interest        Maturity          Rate of      Cost (Notes
  Balance                    Description                                  Rate %           Date            Return %      1 and 2)
------------ ----------------------------------------------------       ----------     ------------        --------     ------------
      $55   Ouachita Baptist University                                     3.125       12/01/1999           10.03             $49
       34   Ouachita Baptist University                                     3.000       12/01/2006           10.04              25
            -------------- P -------------
       14   Pacific University                                              3.000       11/01/1999           10.89              13
    1,001   Paine College                                                   3.000       10/01/2016           10.45             575
       16   Pan American University                                         3.000       10/01/1999            9.23              15
    2,516   Philadelphia College of Art                                     3.000       01/01/2022           10.62           1,266
      705   Pine Manor College                                              3.625       10/01/2003           10.80             576
        7   Point Loma Nazarene College                                     2.875       04/01/1999           11.85               6
      185   Polytechnic University                                          3.375       10/01/2011           10.59             122
      215   Post College                                                    3.000       04/01/2010           10.76             142
    1,295   Purdue University                                               3.625       07/01/2004            9.33           1,065
      373   Purdue University                                               3.000       07/01/2005            9.26             298
            -------------- Q -------------
       25   Queens College                                                  3.000       07/01/1998           11.07              24
       53   Queens College                                                  3.500       11/01/2001           10.88              48
      177   Queens College                                                  3.625       07/01/2004           10.90             139
            -------------- R -------------
      330   Randolph-Macon College                                          3.000       05/01/2010           10.72             220
      285   Randolph-Macon College                                          3.000       11/01/2000           10.50             256
      570   Regis College (Denver)                                          3.000       11/01/2012           10.47             358
      154   Regis College (Weston)                                          3.375       10/01/2002           10.85             133
      260   Rhode Island College                                            3.000       10/01/2005           10.09             201
      105   Rider College                                                   3.500       05/01/2001           11.57              92
      248   Rider College                                                   3.375       05/01/2002           11.44             207
      102   Rider College                                                   3.125       11/01/2000           10.86              92
    1,900   Rider College                                                   3.625       11/01/2013           10.42           1,202
      462   Rider College                                                   3.000       05/01/2017           10.70             256
      112   Rio Grande College                                              3.000       03/30/2009           10.93              77
       53   Roberts Wesleyan College                                        3.000       11/01/2000           10.83              47
      171   Roger Williams College                                          3.000       11/01/1999           10.89             158
       41   Russell Sage College                                            3.000       10/01/1998           10.98              39
      100   Rutgers, The State University                                   2.750       05/01/1999            8.84              94
      705   Rutgers, The State University                                   3.750       05/01/2016            9.19             468
       10   Rutgers, The State University                                   2.875       05/01/1999            8.80               9
      470   Rutgers, The State University                                   3.125       05/01/2001            8.89             431
            -------------- S -------------
      146   Saint Ambrose University                                        3.000       11/01/2001           10.78             126
      145   Saint Anselm College                                            3.375       10/01/2001           10.88             127
       24   Saint Edward's University                                       3.125       04/01/2000           11.69              22
      117   Saint John's University                                         3.000       10/01/2002           10.76              97
      175   Saint Joseph Hospital                                           3.500       10/01/2001           10.87             156

    See accompanying accountants' compilation report and notes to financial statements.

                                                                                                                                29

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                               Stated                           Internal      Amortized
 Principal                                                               Interest        Maturity          Rate of      Cost (Notes
  Balance                    Description                                  Rate %           Date            Return %      1 and 2)
------------ ----------------------------------------------------       ----------     ------------        --------     ------------
     $202   Saint Louis College of Pharmacy                                 3.375       10/01/2004           10.74            $160
       86   Saint Louis University                                          3.125       10/01/2000           10.90              77
      489   Saint Louis University                                          3.500       11/01/2002           10.80             415
      114   Saint Mary's College                                            3.000       03/01/2005           11.25              84
      445   Saint Mary's College                                            3.000       06/01/2020           10.14             240
       23   Saint Mary's University of San Antonio                          3.000       10/01/1998           10.98              22
    2,086   Saint Michael's College                                         3.000       05/01/2013           10.60           1,288
      256   Saint Norbert College                                           3.375       04/01/2002           11.52             216
      228   Saint Norbert College                                           3.625       04/01/2004           11.33             178
      408   Saint Norbert College                                           3.000       04/01/2007           11.10             287
      524   Saint Paul's College                                            3.000       11/01/2014           10.56             313
       60   Saint Peter's College                                           3.000       05/01/1999           11.70              55
      670   Saint Vincent College                                           3.500       05/01/2013           10.86             417
      350   Sam Houston State University                                    3.500       10/01/2001            9.10             314
    1,015   San Diego State University                                      3.000       11/01/2007           10.04             765
    1,295   Sangamon State University                                       3.000       11/01/2018           10.12             744
      405   Seattle University                                              3.500       11/01/2001           10.84             355
      570   Seattle University                                              3.000       11/01/2008           10.55             398
      320   Seton Hall University                                           3.000       11/01/2000           10.83             281
      360   Seton Hill College                                              3.625       11/01/2014           10.53             226
       24   Sierra College                                                  3.375       04/01/2002           10.87              21
      342   Simpson College                                                 3.000       07/01/2016           10.58             193
      412   South Dakota School of Mines and Technology                     3.000       04/01/2018           10.30             228
      287   South Dakota School of Mines and Technology                     3.625       04/01/2002           10.85             245
       38   South Plains College                                            3.500       10/01/2002           10.18              32
       96   South Plains College                                            3.625       10/01/2004           10.17              78
       67   South Plains College                                            3.000       10/01/2005           10.10              53
      430   Southeast Missouri State University                             3.500       04/01/2002           10.82             361
    1,246   Southeast Missouri State University                             3.000       04/01/2007           10.58             905
      795   Southeastern Oklahoma State University                          3.000       04/01/2009           10.51             542
      172   Southern Arkansas University                                    3.500       10/01/2002           10.23             147
      614   Southern Methodist University                                   3.000       10/01/2007           10.61             439
      256   Southern Nazarene University                                    3.750       04/01/2005           11.27             195
      795   Southwest Missouri State College                                3.375       10/01/2002           10.17             686
    2,520   Southwest Texas State University                                3.000       10/01/2015            9.51           1,566
       20   Southwestern Christian College                                  3.000       11/01/2000           10.83              18
       46   Spalding University                                             3.125       09/01/2000           10.95              42
      411   Spalding University                                             3.000       09/01/2007           10.66             299
       36   Springfield College                                             3.500       11/01/1999           10.60              34
       32   Springfield College                                             3.125       05/01/2000           11.29              29
      503   Springfield College                                             3.500       05/01/2013           10.67             323
       93   Springfield College                                             3.000       05/15/2005           10.11              73

    See accompanying accountants' compilation report and notes to financial statements.

                                                                                                                                30

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                               Stated                           Internal      Amortized
 Principal                                                               Interest        Maturity          Rate of      Cost (Notes
  Balance                    Description                                  Rate %           Date            Return %      1 and 2)
------------ ----------------------------------------------------       ----------     ------------        --------     ------------
     $215   State Center Community College                                  3.000       10/01/2004           10.10            $172
       52   Stephen F. Austin State University                              2.875       10/01/1999            9.23              49
    2,127   Stephen F. Austin State University                          3.375-3.500     10/01/2012            9.57           1,448
      203   Stetson University                                              3.000       01/01/2006           11.25             144
      153   Stillman College                                                3.750       02/01/2004           11.42             119
      393   Stonehill College                                               3.000       10/01/2006           10.64             290
       28   Stonehill College                                               3.000       11/01/1998           10.96              27
      175   SUNY, Mohawk Valley Community College                           3.000       04/01/2005           10.26             116
       69   Susquehanna University                                          3.125       05/01/2000           11.27              61
      746   Syracuse University                                             3.000       05/01/2008           10.74             524
            -------------- T -------------
       60   Talladega College                                               3.375       12/01/2001           10.08              51
      446   Talladega College                                               3.000       12/01/2012           10.24             279
      299   Taylor University                                               3.000       10/01/2012           10.50             187
      906   Taylor University                                               3.000       10/01/2013           10.49             557
       46   Temple University                                               3.125       03/01/1999           10.70              42
      132   Tennessee State University                                      3.375       01/01/1999           11.10             121
      756   Texas A & I University                                          3.000       07/01/2009            9.57             534
       40   Texas A & I University                                          3.000       06/01/1998            9.10              38
      140   Texas Southern University                                       3.500       04/01/2001           10.89             122
      525   Texas Southern University                                       3.500       04/01/2013           10.45             333
      515   Transylvania University                                         3.000       11/01/2010           10.51             341
      930   Trinity University                                              3.625       09/01/2004           10.82             736
      402   Tufts University                                                3.375       10/01/2001           10.87             351
    2,444   Tufts University                                                3.000       10/01/2021           10.39           1,271
       95   Tulane University of Louisiana                                  3.000       10/01/1998            8.74              92
      750   Tulane University of Louisiana                                  3.500       10/01/2001            9.06             670
            -------------- U -------------
       54   Union College                                                   3.000       11/01/2002           10.74              45
    2,105   University of Alabama in Birmingham                             3.000       11/01/2008            7.97           1,647
       67   University of Alabama in Huntsville                             3.000       05/01/1999           10.05              62
       84   University of Alaska                                            3.500       04/01/2000           10.94              76
      178   University of Alaska                                            3.375       04/01/2002           10.82             150
      436   University of Alaska                                            3.500       04/01/2003           10.80             365
      195   University of Alaska                                            3.000       10/01/1999           10.22             181
      253   University of Arizona                                           3.500       04/01/2003           10.82             212
      126   University of Arkansas at Little Rock                           3.500       04/01/2001           10.04             111
      200   University of Arkansas at Little Rock                           3.000       11/01/2009            9.42             146
      508   University of Central Arkansas                                  3.000       04/01/2005           10.69             384
      585   University of Central Florida                                   3.000       10/01/2007           10.08             427
      290   University of Chicago                                           3.500       12/01/2001           10.10             245
       93   University of Chicago                                           3.375       12/01/2001           10.08              78

    See accompanying accountants' compilation report and notes to financial statements.

                                                                                                                                31

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                               Stated                           Internal      Amortized
 Principal                                                               Interest        Maturity          Rate of      Cost (Notes
  Balance                    Description                                  Rate %           Date            Return %      1 and 2)
------------ ----------------------------------------------------       ----------     ------------        --------     ------------
      $36   University of Chicago                                           3.500       12/01/2002           10.11             $30
      150   University of Delaware                                          3.125       11/01/2000            8.84             138
      223   University of Delaware                                          3.375       11/01/2000            8.81             210
    1,380   University of Delaware                                          3.000       11/01/2006            9.08           1,079
      719   University of Delaware                                          3.000       12/01/2018            8.81             437
    2,455   University of Florida                                           3.000       07/01/2014           10.15           1,494
      172   University of Hartford                                          3.000       11/01/2001           10.78             148
       54   University of Hawaii at Manoa                                   2.875       10/01/1999           10.13              50
       78   University of Hawaii at Manoa                                   3.500       10/01/2001           10.18              69
       60   University of Lowell                                            3.000       11/01/2000            7.62              56
    2,700   University of Michigan                                          3.750       10/01/2005            9.51           2,186
       90   University of Michigan                                          3.000       04/01/1999           10.08              84
      823   University of Missouri                                          3.375       05/01/2002           10.03             723
      115   University of Missouri                                          2.875       11/01/2000            9.25             105
      105   University of Montevallo                                        3.125       11/01/2000            9.27              96
      176   University of Nevada at Reno                                    3.000       11/01/1999           10.12             164
      882   University of North Carolina                                    3.000       11/01/2005            8.81             720
      635   University of North Carolina                                    3.000       01/01/2008            9.50             459
       55   University of North Carolina                                    3.000       01/01/2007            9.50              41
    1,064   University of Notre Dame                                        3.000       02/15/2019           10.62             573
      840   University of Portland                                          3.375       04/01/2013           10.88             525
       38   University of Portland                                          3.000       11/01/1998           10.98              36
       37   University of Puerto Rico, Rio Piedras Campus                   3.125       06/01/2000            9.17              34
    1,939   University of Puerto Rico, Rio Piedras Campus                   3.000       06/01/2011            9.39           1,314
       48   University of Rhode Island                                      3.000       10/01/2001            9.68              42
       13   University of Rochester                                         2.875       10/01/1998           11.04              12
      693   University of Saint Thomas                                      3.000       10/01/2019           10.41             374
      420   University of Santa Clara                                       3.125       04/01/2002           11.44             345
      190   University of Santa Clara                                       3.375       04/01/2002           11.45             157
    1,005   University of Santa Clara                                       3.625       04/01/2004           11.33             786
       49   University of Scranton                                          3.125       11/01/2000           10.84              44
      207   University of South Dakota                                      3.500       10/01/2001            9.59             184
    1,015   University of South Florida                                     3.750       07/01/2005           10.30             794
      357   University of Steubenville                                      3.125       04/01/2010           10.98             232
       18   University of Tampa                                             2.875       11/01/1998           10.95              17
       65   University of Texas at Arlington                                3.000       07/01/1998            9.87              62
    1,371   University of Vermont                                           3.000       07/01/2016            8.95             867
      230   University of Vermont                                           3.375       07/01/2001            8.33             209
    1,260   University of Vermont                                           3.000       07/01/2019            9.06             747
      175   University of Washington                                        3.000       08/01/1999            8.82             164
      320   University of Washington                                        3.500       08/01/2002            9.07             278
      368   University of Washington                                        3.000       08/01/2003            9.06             308

    See accompanying accountants' compilation report and notes to financial statements.

                                                                                                                                32

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                               Stated                           Internal      Amortized
 Principal                                                               Interest        Maturity          Rate of      Cost (Notes
  Balance                    Description                                  Rate %           Date            Return %      1 and 2)
------------ ----------------------------------------------------       ----------     ------------        --------     ------------
   $1,625   University Student Co-Operative Association                     3.000       04/01/2019           10.70            $857
      142   Ursinus College                                                 3.000       10/01/2000           10.86             126
      568   Utica College                                                   3.000       11/01/2009           10.53             386
            -------------- V -------------
      530   Vermont State College                                           3.000       06/01/2008            9.02             392
      279   Vermont State College                                           3.000       07/01/2014            9.30             179
    1,215   Villanova University                                            3.000       04/01/2019           10.70             643
    3,980   Vincennes University                                            3.000       06/01/2023            9.02           2,207
    2,842   Virginia Commonwealth University                                3.000       06/01/2011           10.01           1,863
    1,205   Virginia Commonwealth University                                3.000       06/01/2004           10.08             950
      378   Virginia Wesleyan College                                       3.000       11/01/2009           10.54             261
      218   Virginia Wesleyan College                                       3.000       11/01/2010           10.51             144
            -------------- W -------------
       30   Waldorf College                                                 3.125       07/01/2000           10.97              27
      271   Waldorf College                                                 3.000       07/01/2005           10.77             203
       56   Wartburg College                                                3.500       10/01/2001           10.87              49
      167   Wartburg College                                                3.750       04/01/2011           11.00             110
      765   Washington State University                                     3.625       04/01/2004           10.02             621
      495   Washington State University                                     3.750       04/01/2004           10.03             404
      835   Washington State University                                     3.375       04/01/2003           10.02             692
       25   Washington State University                                     3.000       04/01/1999           10.08              23
       24   Washington University                                           3.000       10/01/1998           11.05              23
      387   Washington University                                           3.500       10/01/2001           10.91             345
       16   Wayne State University                                          3.000       04/01/2000           11.69              15
      238   Wesley College                                                  3.375       05/01/2013           10.88             150
       72   West Kern Junior College District                               3.625       04/01/2004           10.73              57
      510   West Valley College                                             3.000       04/01/2009           10.50             347
       96   West Virginia Wesleyan College                                  2.875       05/01/2000           11.56              85
      477   West Virginia Wesleyan College                                  3.000       05/01/2015           10.75             275
      419   Western Carolina University                                     3.625       05/01/2003           10.75             348
       50   Western Washington University                                   3.125       10/01/1998           10.18              48
      265   Western Washington University                                   3.500       10/01/2001           10.18             233
      705   Western Washington University                                   3.625       10/01/2004           10.18             571
      500   Western Washington University                                   3.750       10/01/2005           10.19             396
      275   Westminster College of Salt Lake                                3.000       11/01/2017           10.39             160
       53   Westmoreland Hospital Association                               3.500       07/01/2001           10.98              46
        1   Wheaton College                                                 2.875       04/01/1999           11.50               1
      875   Wheaton College                                                 3.500       04/01/2013           10.70             548
      235   Wheeling College                                                3.500       05/01/2001           11.23             201
       94   Wheeling College                                                3.000       11/01/2007           10.59              68
       29   Wheelock College                                                3.000       05/01/2011           10.23              19
       49   Wichita State University                                        3.000       10/01/2000            9.29              45

    See accompanying accountants' compilation report and notes to financial statements.

                                                                                                                                33

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                  May 31, 1998

                          (Dollar Amounts in Thousands)

                                  (continued)

Outstanding                                                               Stated                           Internal      Amortized
 Principal                                                               Interest        Maturity          Rate of      Cost (Notes
  Balance                    Description                                  Rate %           Date            Return %      1 and 2)
------------ ----------------------------------------------------       ----------     ------------        --------     ------------
     $810   Wittenberg University                                           3.000       05/01/2015           10.76            $465
      254   Wittenberg University                                           3.000       11/01/2017           10.39             143
       53   Wooster Business College                                        3.000       03/30/2009           10.88              37
      124   Worcester Polytechnic Institute                                 3.375       04/01/2001           11.57             107
      699   Wright State University                                         3.000       05/01/2009            9.89             497
            -------------- Y -------------
      374   York Hospital                                                   3.000       05/01/2020           10.64             196
----------                                                                                                                ----------
  235,636   Total College and University Loans                                                                              160,744
----------  Allowance for Possible Loan Losses                                                                                1,132
                                                                                                                          ----------
            Net College and University Loans                                                                                159,612
                                                                                                                          ----------

            INVESTMENT AGREEMENTS (11.9%)
            -----------------------------
            Morgan Guaranty Trust Company -
    4,542     Liquidity Fund                                                7.750       06/01/2018          7.750             4,542
            Morgan Guaranty Trust Company -
   17,102     Revenue Fund                                                  7.050       06/01/2018          7.050            17,102
 ----------                                                                                                               ----------
   21,644   Total Investment Agreements                                                                                      21,644
 ----------                                                                                                               ----------
 $257,280   Total Investments (100.0%)                                                                                     $181,256
==========                                                                                                                ==========



(A)  This  institution has filed for bankruptcy  under Chapter 11 of the Federal
     Bankruptcy Code and has been placed on nonaccrual status as more fully described in Note 6.


    See accompanying accountants' compilation report and notes to financial statements.

                                                                                                                                  34